Commitments and Contingencies	12 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

1)	Lease Commitments

During the year ended June 30, 2019, we entered into 20 lease agreements with various lessors for the lease of office spaces, eight tea shops, warehouses and staff accommodations. Among the 20 lease agreements, we had 3 lease agreements matured or terminated during the period. As of June 30, 2019, we had 18 lease agreements with an aggregated monthly rental fee of $39,638 which expires during December 2019 through May 2024.

The following table sets forth the Company's contractual obligations as of June 30, 2019 in future periods:

Rental payments

Year ending June 30, 2020	$438,639
Year ending June 30, 2021	410,607
Year ending June 30, 2022	365,949
Year ending June 30, 2023	240,598
Year ending June 30, 2024 and thereafter	101,157
Total	$1,556,950

Rent expense for the years ended June 30, 2019, 2018, and 2017 was $198,918, $0 and $0, respectively.